Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Debt Securities, Available-for-sale, Amortized Cost	$ 34,434	$ 29,856
Debt Securities, Available-for-sale, Unrealized Gain
Debt securities, available for sale, at fair value	35,744	29,569
U.S. Government and Agencies [Member]
Debt Securities, Available-for-sale, Amortized Cost	8,739	8,744
Debt Securities, Available-for-sale, Unrealized Gain	454
Debt Securities, Available-for-sale, Unrealized Loss		(521)
Debt securities, available for sale, at fair value	9,193	8,223
Domestic Corporate Securities [Member]
Debt Securities, Available-for-sale, Amortized Cost	16,478	16,476
Debt Securities, Available-for-sale, Unrealized Gain	757	188
Debt Securities, Available-for-sale, Unrealized Loss		(9)
Debt securities, available for sale, at fair value	17,235	16,655
Residential Mortgage Backed Securities [Member]
Debt Securities, Available-for-sale, Amortized Cost	3,217	639
Debt Securities, Available-for-sale, Unrealized Gain	17	14
Debt Securities, Available-for-sale, Unrealized Loss
Debt securities, available for sale, at fair value	3,234	653
Foreign Corporate Securities [Member]
Debt Securities, Available-for-sale, Amortized Cost	3,999	3,997
Debt Securities, Available-for-sale, Unrealized Gain	82	44
Debt Securities, Available-for-sale, Unrealized Loss		(3)
Debt securities, available for sale, at fair value	4,081	4,038
Debt Securities [Member]
Debt Securities, Available-for-sale, Amortized Cost	34,434	29,856
Debt Securities, Available-for-sale, Unrealized Gain	1,310	246
Debt Securities, Available-for-sale, Unrealized Loss		(533)
Debt securities, available for sale, at fair value	35,744	$ 29,569
Other Structured Securities [Member]
Debt Securities, Available-for-sale, Amortized Cost	2,001
Debt Securities, Available-for-sale, Unrealized Gain
Debt Securities, Available-for-sale, Unrealized Loss
Debt securities, available for sale, at fair value	$ 2,001